Property and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment

6.	Property and Equipment

Property and equipment are comprised of the following:

	December 31, 2017	December 31, 2016
Computer hardware and purchased software	$252,275	$309,667
Leasehold improvements	221,666	221,666
Furniture and fixtures	82,722	88,322
	556,663	619,655
Less: accumulated depreciation and amortization	(541,903)	(600,872)
Property and equipment, net	$14,760	$18,783

Total depreciation expense on the Company’s property and equipment for the twelve months ended December 31, 2017 and 2016 amounted to $11,831 and $10,687, respectively.